Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity (Deficit)

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Series A Preferred Stock

On August 20, 2015, the Company filed the Certificate of Designation with the Nevada Secretary of State, designating 1,000,000 shares of the authorized 20,000,000 Preferred Stock as Series A Preferred Stock. Each holder of Series A Preferred Stock shall be entitled to 500 votes for each share of Series A Preferred Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the stockholders of the Company. The holders of Series A Preferred Stock shall have no special voting rights and their consent shall not be required (except to the extent they are entitled to vote with holders of Common Stock as set forth herein) for taking any corporate action.

On September 2, 2015, in connection with the Exchange, the Company issued 1,000,000 shares of the Company’s Series A Preferred Stock, representing 100% of the outstanding series A Preferred. Of these shares, 500,000 were issued to our Chief Executive Officer and 500,000 shares were issued to one of the members of the Company’s Board of Directors.

Common stock issued in share exchange

On June 22, 2015 and amended and effective on September 2, 2015, the Company entered into the “Exchange Agreement” with OncBioMune, Inc. (“ONC”) and the shareholders of ONC. Pursuant to the Exchange Agreement, the Company acquired 100% of ONC’s issued and outstanding common stock from the ONC shareholders in exchange for the issuance of 47,000,000 shares of the Company’s common stock, representing 91.3% of the outstanding common stock. Included in the 47,000,000 common shares the Company issued in the Exchange was 200,000 shares of its common stock issued in full satisfaction of convertible debt of $100,000 which has been reflected as part of the recapitalization of the Company. Immediately prior to the Exchange there were 4,493,390 common shares outstanding.

Common stock issued for services

On November 18, 2015, the Company issued 60,000 vested shares of common stock valued at $.30 per common share or $18,000 to a director for services to be rendered on the Company’s board of directors. The shares were valued at the most recent cash price paid of $.30 per share. In connection with these shares, the Company recorded stock-based compensation of $18,000.

On January 1, 2016, the Company issued 60,000 vested shares of common stock valued at $.30 per common share or $18,000 to a director for services to be rendered on the Company’s board of directors. The shares were valued at the most recent cash price paid of $.30 per share. In connection with these shares, the Company recorded stock-based compensation of $18,000.

On May 13, 2016, the Company entered into a six-month consulting agreement for business development services, Pursuant to the agreement, the Company shall pay the consultant a monthly fee of $4,000 beginning on May 15, 2016 and, thereafter, on the fifteenth day of each month. In addition, the Company issued the consultant and/or its affiliates 200,000 shares of the Company’s common stock. The common shares were valued at the most recent quoted trading price of $0.34 per share or $68,000. In connection with these shares, the Company recorded stock-based consulting expense of $68,000 which was amortized over the service period. If the Company chooses to extend the agreement, the Company shall pay the consultant a monthly fee of $7,500 beginning on November 15, 2016 and, thereafter, on the first of each month and the Company shall issue to the consultant 100,000 Shares of the Company’s common stock. Beginning November 2016, the Company negotiated the monthly cash fee to $5,000 per month and is currently negotiating the number shares issuable. As of December 31, 2016, the shares have not been issued and the Company value such shares issuable on the grant date of November 15, 2016 based on the quoted fair market value of shares issuable of $0.153 per common share and recorded consulting fees and accrued liabilities of $15,300.

Common stock purchase agreement

On October 20, 2015, the Company entered into a common stock purchase agreement (the “Purchase Agreement”), together with a registration rights agreement (the “Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“Lincoln Park”). Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right to sell to, and Lincoln Park is obligated to purchase, up to $10.1 million in amounts of shares, as described below, of the Company’s common stock, subject to certain limitations, from time to time, over the 36-month period commencing on the date that a registration statement, which the Company agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the Registration Rights Agreement, is declared effective by the SEC and a final prospectus in connection therewith is filed which occurred on December 15, 2015. The Company may direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 100,000 shares of Common Stock on any business day (such purchases, “Regular Purchases”), provided that at least one business day has passed since the most recent purchase, and provided, however that Lincoln Park’s committed obligation under any single Regular Purchase shall not exceed $50,000, provided that the amount the Company may sell to Lincoln Park under a single Regular Purchase may increase under certain circumstances as described in the Purchase Agreement but in no event will the amount of a single Regular Purchase exceed $500,000. The purchase price of shares of Common Stock related to the future funding will be based on a formula tied to the prevailing market prices of such shares at the time of sales. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases if on the date of a Regular Purchase the closing sale price of the Common Stock is not below the threshold price as set forth in the Purchase Agreement. The Company’s sales of shares of Common Stock to Lincoln Park under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 4.99% of the then outstanding shares of the Common Stock.

 In connection with the Purchase Agreement, the Company issued as a commitment fee to Lincoln Park 1,000,000 shares of Common Stock. Lincoln Park represented to the Company, among other things, that it was an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)), and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(a)(2) under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

The Purchase Agreement and the Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of Common Stock to Lincoln Park under the Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations. Lincoln Park has no right to require any sales by the Company, but is obligated to make purchases from the Company as it directs in accordance with the Purchase Agreement. Lincoln Park has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares.

The net proceeds under the Purchase Agreement to the Company will depend on the frequency and prices at which the Company sells shares of its stock to Lincoln Park. The Company expects that any proceeds received by the Company from such sales to Lincoln Park under the Purchase Agreement will be used for general corporate purposes and working capital requirements.

In November 2015, pursuant to the Purchase Agreement, the Company issued 333,334 shares for $100,000 with net proceeds of $95,000 after $5,000 in offering costs and issued 1,000,000 shares of common stock to Lincoln Park as a commitment fee. The 1,000,000 shares were value at $300,000 or $0.30 per common share based on the sale price per share under the Purchase Agreement. In connection with the issuance of the commitment shares, the Company recorded offering costs of $300,000 by reducing net proceeds received under the Purchase Agreement by $95,000 and for the year ended December 31, 2015, the Company recorded offering cost expense of $205,000 which is reflected on the accompanying consolidated statement of operations.

From July 2016 to December 31, 2016, pursuant to the Purchase Agreement with Lincoln Park dated October 20, 2015, the Company issued an aggregate of 1,400,000 shares of its common stock to Lincoln Park for net proceeds of $191,850 and a subscription receivable of $11,190 which was collected in January 2017.

Common stock issued for cash

In December 2015, pursuant to stock subscription agreements, the Company issued 4,221,085 shares of its common stock to investors for cash proceeds of $1,266,523.

During the year ended December 31, 2016, pursuant to stock subscription agreements, the Company issued 102,341 shares of its common stock to investors for cash proceeds of $51,926.

During the year ended December 31, 2016, pursuant to unit subscription agreements, the Company issued 1,937,696 shares of its common stock and 968,844 five-year warrants to purchase common shares for $0.30 per common share to investors for cash proceeds of $279,462 and a subscription receivable of $11,190 which was collected prior to issuance of this report.

Warrants

Warrant activities for the year ended December 31, 2016 and 2015 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2014	2,694	$69.60
Granted	-	-
Balance Outstanding December 31, 2015	2,694	69.60
Granted	3,302,178	0.21
Balance Outstanding December 31, 2016	3,304,872	$0.27	4.82	$-
Exercisable, December 31, 2016	3,304,872	$0.27	4.87	$-